Risk management and financial instruments - Interest Rate Swap Agreements (Details) - Interest Rate Swap - USD ($) $ in Millions		Jun. 30, 2016	Dec. 31, 2015
Derivative [Line Items]
Outstanding principal		$ 3,475.0	$ 3,507.2
Swap 1
Derivative [Line Items]
Outstanding principal	[1],[2]	408.8
Swap 2
Derivative [Line Items]
Outstanding principal	[1]	100.0
Swap 3
Derivative [Line Items]
Outstanding principal	[1],[2]	65.3
Swap 4
Derivative [Line Items]
Outstanding principal	[1],[2]	63.7
Swap 5
Derivative [Line Items]
Outstanding principal	[2],[3]	$ 2,837.2
LIBOR | Swap 1
Derivative [Line Items]
Pay rate		1.10%
LIBOR | Swap 2
Derivative [Line Items]
Pay rate		1.36%
LIBOR | Swap 3
Derivative [Line Items]
Pay rate		1.11%
LIBOR | Swap 4
Derivative [Line Items]
Pay rate		1.93%
LIBOR | Swap 5
Derivative [Line Items]
Derivative floor rate		1.00%
Minimum | LIBOR | Swap 5
Derivative [Line Items]
Pay rate		2.45%
Maximum | LIBOR | Swap 5
Derivative [Line Items]
Pay rate		2.52%

[1]	Related party interest rate swap agreements.
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
[3]	The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.